RELATED PARTY TRANSACTIONS (Details Textual)	12 Months Ended
Jun. 30, 2017
Related Party Transaction [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract	10 years
Hollycon [Member]
Related Party Transaction [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract	1 year